Roundhill Robotaxi, Autonomous Vehicles & Technology ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Auto Manufacturers - 18.9%
BYD Co. Ltd. - Class H	3,700	$49,930
General Motors Co.	437	32,556
Tesla, Inc. (a)	274	101,860
XPeng, Inc. - Class A (a)	5,400	45,079
		229,425

Auto Parts & Equipment - 31.7% (b)
Aeva Technologies, Inc. (a)	4,171	54,890
Aptiv PLC (a)	460	31,942
Aurora Innovation, Inc. (a)	12,746	52,514
indie Semiconductor, Inc. - Class A (a)	6,178	19,893
Mobileye Global, Inc. - Class A (a)	5,822	39,997
Pony AI, Inc. - Class A (a)	4,500	38,370
RoboSense Technology Co. Ltd. (a)	12,500	55,515
Seyond Holdings Ltd. (a)	16,000	18,898
WeRide, Inc. - Class A (a)	28,000	72,212
		384,231

Computers - 4.4%
Horizon Robotics (a)	41,400	34,957
Lumentum Holdings, Inc. (a)	26	18,272
		53,229

Electronics - 3.6%
Hesai Group - ADR (a)	2,256	43,135

Internet - 24.5%
Alphabet, Inc. - Class A	266	76,491
Amazon.com, Inc. (a)	158	32,907
Baidu, Inc. - Class A (a)	4,000	53,927
Grab Holdings Ltd. - Class A (a)	5,700	20,862
Lyft, Inc. - Class A (a)	2,360	31,388
Uber Technologies, Inc. (a)	1,129	81,209
		296,784

Semiconductors - 15.3%
Allegro MicroSystems, Inc. (a)	910	28,692
Ambarella, Inc. (a)	463	23,833
NVIDIA Corp.	292	50,925
ON Semiconductor Corp. (a)	324	20,062
Ouster, Inc. (a)	2,945	54,099
QUALCOMM, Inc.	56	7,212
		184,823

Software - 1.0%
Kodiak AI, Inc. (a)	1,820	12,631
TOTAL COMMON STOCKS (Cost $1,466,966)		1,204,258

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (c)	6,940	6,940
TOTAL MONEY MARKET FUNDS (Cost $6,940)		6,940

TOTAL INVESTMENTS - 100.0% (Cost $1,473,906)		1,211,198
Other Assets in Excess of Liabilities - 0.0% (d)		76
TOTAL NET ASSETS - 100.0%		$1,211,274

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Roundhill Robotaxi, Autonomous Vehicles & Technology ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,204,258	$–	$–	$1,204,258
Money Market Funds	6,940	–	–	6,940
Total Investments	$1,211,198	$–	$–	$1,211,198

Refer to the Schedule of Investments for further disaggregation of investment categories.